Provision for Tax, Civil and Labor Risks (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of provision for tax

	Tax		Labor		Civil and other		Contingent liabilities (1)		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Beginning balance	321,995	399,675	435,929	526,710	352,414	358,304	92,832	130,848	1,203,170	1,415,537
Additions	1,160,051	100,454	325,086	359,512	53,061	55,734	-	-	1,538,198	515,700
Reversals	(126,200)	(66,405)	(163,016)	(240,152)	(42,922)	(48,480)	(8,111)	(38,016)	(340,249)	(393,053)
Payments	(99,408)	(164,104)	(232,264)	(270,771)	(25,425)	(43,045)	-	-	(357,097)	(477,920)
Interest	83,228	52,426	70,376	62,135	34,169	30,128	-	-	187,773	144,689
Exchange rate variation	-	(51)	311	(1,505)	8	(227)	-	-	319	(1,783)
Ending balance	1,339,666	321,995	436,422	435,929	371,305	352,414	84,721	92,832	2,232,114	1,203,170

Current									692,650	720,187
Non-current									1,539,464	482,983
(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia, Hercosul and Mogiana.